Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) In Millions, unless otherwise specified			12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended					12 Months Ended									12 Months Ended									12 Months Ended									12 Months Ended
	Dec. 31, 2013 Canadian Dollar [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] EUR (€)	Dec. 31, 2013 Canadian Dollar [Member] 2014 [Member] U S Dollar [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2014 [Member] Euro [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2014 [Member] Long [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] 2014 [Member] Long [Member] EUR (€)	Dec. 31, 2013 Canadian Dollar [Member] 2014 [Member] Short [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] 2014 [Member] Short [Member] EUR (€)	Dec. 31, 2013 Canadian Dollar [Member] 2015 [Member] U S Dollar [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2015 [Member] Euro [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2015 [Member] Long [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] 2015 [Member] Long [Member] EUR (€)	Dec. 31, 2013 Canadian Dollar [Member] 2015 [Member] Short [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] 2015 [Member] Short [Member] EUR (€)	Dec. 31, 2013 Canadian Dollar [Member] 2016 [Member] U S Dollar [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2016 [Member] Euro [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2016 [Member] Long [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] 2016 [Member] Long [Member] EUR (€)	Dec. 31, 2013 Canadian Dollar [Member] 2016 [Member] Short [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] 2016 [Member] Short [Member] EUR (€)	Dec. 31, 2013 Canadian Dollar [Member] 2017 [Member] U S Dollar [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2017 [Member] Euro [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2017 [Member] Long [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] 2017 [Member] Long [Member] EUR (€)	Dec. 31, 2013 Canadian Dollar [Member] 2018 [Member] U S Dollar [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2018 [Member] Euro [Member]	Dec. 31, 2013 Canadian Dollar [Member] 2018 [Member] Short [Member] USD ($)	Dec. 31, 2013 Canadian Dollar [Member] 2018 [Member] Short [Member] EUR (€)	Dec. 31, 2013 U S Dollar [Member] MXN	Dec. 31, 2013 U S Dollar [Member] 2014 [Member] Mexican Peso [Member]	Dec. 31, 2013 U S Dollar [Member] 2014 [Member] Long [Member] MXN	Dec. 31, 2013 U S Dollar [Member] 2014 [Member] Short [Member] MXN	Dec. 31, 2013 U S Dollar [Member] 2015 [Member] Mexican Peso [Member]	Dec. 31, 2013 U S Dollar [Member] 2015 [Member] Long [Member] MXN	Dec. 31, 2013 U S Dollar [Member] 2015 [Member] Short [Member] MXN	Dec. 31, 2013 U S Dollar [Member] 2016 [Member] Mexican Peso [Member]	Dec. 31, 2013 U S Dollar [Member] 2016 [Member] Long [Member] MXN	Dec. 31, 2013 U S Dollar [Member] 2016 [Member] Short [Member] MXN	Dec. 31, 2013 U S Dollar [Member] 2017 [Member] Mexican Peso [Member]	Dec. 31, 2013 U S Dollar [Member] 2017 [Member] Long [Member] MXN	Dec. 31, 2013 U S Dollar [Member] 2018 [Member] Mexican Peso [Member]	Dec. 31, 2013 U S Dollar [Member] 2018 [Member] Short [Member] MXN	Dec. 31, 2013 Euros [Member] USD ($)	Dec. 31, 2013 Euros [Member] CZK	Dec. 31, 2013 Euros [Member] GBP (£)	Dec. 31, 2013 Euros [Member] 2014 [Member] U S Dollar [Member]	Dec. 31, 2013 Euros [Member] 2014 [Member] British Pound [Member]	Dec. 31, 2013 Euros [Member] 2014 [Member] Czech Koruna [Member]	Dec. 31, 2013 Euros [Member] 2014 [Member] Long [Member] USD ($)	Dec. 31, 2013 Euros [Member] 2014 [Member] Long [Member] CZK	Dec. 31, 2013 Euros [Member] 2014 [Member] Long [Member] GBP (£)	Dec. 31, 2013 Euros [Member] 2014 [Member] Short [Member] USD ($)	Dec. 31, 2013 Euros [Member] 2014 [Member] Short [Member] CZK	Dec. 31, 2013 Euros [Member] 2014 [Member] Short [Member] GBP (£)	Dec. 31, 2013 Euros [Member] 2015 [Member] U S Dollar [Member]	Dec. 31, 2013 Euros [Member] 2015 [Member] British Pound [Member]	Dec. 31, 2013 Euros [Member] 2015 [Member] Czech Koruna [Member]	Dec. 31, 2013 Euros [Member] 2015 [Member] Long [Member] USD ($)	Dec. 31, 2013 Euros [Member] 2015 [Member] Long [Member] CZK	Dec. 31, 2013 Euros [Member] 2015 [Member] Long [Member] GBP (£)	Dec. 31, 2013 Euros [Member] 2015 [Member] Short [Member] USD ($)	Dec. 31, 2013 Euros [Member] 2015 [Member] Short [Member] CZK	Dec. 31, 2013 Euros [Member] 2015 [Member] Short [Member] GBP (£)	Dec. 31, 2013 Euros [Member] 2016 [Member] U S Dollar [Member]	Dec. 31, 2013 Euros [Member] 2016 [Member] British Pound [Member]	Dec. 31, 2013 Euros [Member] 2016 [Member] Czech Koruna [Member]	Dec. 31, 2013 Euros [Member] 2016 [Member] Long [Member] USD ($)	Dec. 31, 2013 Euros [Member] 2016 [Member] Long [Member] CZK	Dec. 31, 2013 Euros [Member] 2016 [Member] Long [Member] GBP (£)	Dec. 31, 2013 Euros [Member] 2016 [Member] Short [Member] USD ($)	Dec. 31, 2013 Euros [Member] 2016 [Member] Short [Member] CZK	Dec. 31, 2013 Euros [Member] 2016 [Member] Short [Member] GBP (£)	Dec. 31, 2013 Euros [Member] 2017 [Member] U S Dollar [Member]	Dec. 31, 2013 Euros [Member] 2017 [Member] British Pound [Member]	Dec. 31, 2013 Euros [Member] 2017 [Member] Czech Koruna [Member]	Dec. 31, 2013 Euros [Member] 2017 [Member] Short [Member] USD ($)	Dec. 31, 2013 Euros [Member] 2017 [Member] Short [Member] CZK	Dec. 31, 2013 Euros [Member] 2017 [Member] Short [Member] GBP (£)
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate			1.05974	1.34745					1.04289	1.44078					1.03766	0.00000					1.07747	0.00000								0.07128			0.07170			0.07166			0.00000							0.74048	1.14482	0.03956							0.74375	1.19170	0.03945							0.73702	0.00000	0.03904
Foreign exchange forward contract, Sales Exchange Rate			1.03832	1.40577					1.04592	1.42922					1.06735	0.00000									1.08040	0.00000				0.07678			0.00000			0.00000					0.00000					0.75973	1.16896	0.03890							0.75549	1.16338	0.00000							0.75060	1.17217	0.00000							0.73141	0.00000	0.00000
Notional amount of foreign currency derivatives	$ (983)	€ 46			$ 206	€ 47	$ 656	€ 12			$ 54	€ 12	$ 332	€ 1			$ 17	€ 0	$ 185	€ 0			$ 85	€ 0			$ 2	€ 0	6,191		3,509	2		2,174	0		510	0		0		0	$ (208)	3,624	£ (14)				$ 37	2,142	£ 31	$ 123	8	£ 42				$ 6	1,303	£ 13	$ 80	0	£ 15				$ 2	187	£ 0	$ 34	0	£ 1				$ 16	0	£ 0